Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2017
Significant Accounting Policies
Schedule of assets, liabilities, results of operations and changes in cash, cash equivalents and restricted cash of the VIEs and their subsidiaries included in the Company's consolidated balance sheets and statements of comprehensive income (loss) with intercompany transactions eliminated

	As of December 31,
	2016	2017
	(In thousands)
Total assets	$591,695	$1,007,355
Total liabilities	$571,551	$689,459

	Year Ended December 31,
	2015	2016	2017
	(In thousands)
Net revenues	$743,535	$893,010	$1,372,419
Net income (loss)	$(14,378)	$(26,627)	$35,649

	Year Ended December 31,
	2015	2016	2017
	(In thousands)
Net cash provided by (used in) operating activities	$368,185	$139,225	$(78,813)
Net cash used in investing activities	(177,175)	(152,719)	(70,971)
Net cash provided by financing activities	20,280	37,021	128,730
Net increase (decrease) in cash, cash equivalents and restricted cash	$211,290	$23,527	$(21,054)

Schedule of estimated useful lives for property and equipment

Office building	- 45 years
Office building related facilities	- 20 years
Furniture and fixtures	- 5 years
Computers and equipment	- 3 to 4 years
Leasehold improvements	- over the shorter of the estimated useful lives of the assets or the remaining lease term